Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Earnings per share reconciliation
	Year ended December 31,	2012	2011	2010

Basic earnings per share		$6.15	$5.45	$4.51
Diluted earnings per share		$6.12	$5.41	$4.48

The following table provides a reconciliation between basic and diluted earnings per share:

In millions	Year ended December 31,	2012	2011	2010

Net income		$2,680	$2,457	$2,104

Weighted-average shares outstanding		435.6	451.1	466.3
Effect of stock options		2.1	3.3	3.8
Weighted-average diluted shares outstanding		437.7	454.4	470.1